Cost of Revenue	6 Months Ended
Jun. 30, 2025
Cost of Revenue [Abstract]
COST OF REVENUE

NOTE 19 – COST OF REVENUE

	Six Months Ended June 30,
	2025	2024
Purchase of finished goods	€4,143,719	€5,375,537
Purchase of raw materials	43,602	1,056
Outsourcing service	707	2,550
Inventory adjustment	-	(263,201)
	€4,188,028	€5,115,942

During the six months ended June 30, 2025 and 2024, the Company incurred cost of sales of €4,188,028 and €5,115,942, of which €0 and €0 derived from related parties, respectively.